TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	2021	2020
Current liabilities
Trade payables	36,442	9,144
Wages, Salaries, Bonus & Payroll Charges	8,247	15,875
Accrued expenses	13,785	8,815
Other payables	709	331
	59,183	34,165
Other payables are mainly composed of amounts due to Income Tax and National Insurance contributions for employees.